Cover	Mar. 19, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 19, 2024
Entity File Number	000-56200
Entity Registrant Name	HI GREAT GROUP HOLDING COMPANY.
Entity Central Index Key	0001807616
Entity Tax Identification Number	46-2218131
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	621 South Virgil Ave
Entity Address, Address Line Two	#460
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90005
City Area Code	213
Local Phone Number	219-7746
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false